Federal Home Loan Bank Advances - Scheduled Payments for Next Five Years (Detail)	Dec. 31, 2017 USD ($)
Banking and Thrift [Abstract]
2018	$ 30,000,000
2019	0
2020	0
2021	0
2022	$ 0